UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 9/30/2010

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Bradley J. Lucido
 Title:   Chief Compliance Officer
 Phone:   (413) 744-7247

 Signature, Place, and Date of Signing:

 /s/ Bradley J. Lucido, Springfield, MA  November 4, 2010

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060        Babson Capital Management LLC
28-04544        Baring Asset Management, Inc.
28-12028        Cornerstone Real Estate Advisers LLC
28-00203        OppenheimerFunds, Inc.
28-10498        First Mercantile Trust Company
28-10231        OFI Private Investments Inc.
28-10234        OFI Institutional Asset Management Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management, Inc. (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc (OFI), OFI Institutional Asset Management Inc (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 10


Form 13F Information Table Value Total: $41,928

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----
 ISHARES INC                    MSCI GERMAN   464286806   1760     80000     SH       SOLE                                80000
 ISHARES INC                    MSCI MALAYSIA 464286830    584     42500     SH       SOLE                                42500
 ISHARES TR                     MSCI EMERG MKT464287234    739     16500     SH       SOLE                                16500
 ISHARES TR                     MSCI ACJPN IDX464288182   2583     42684     SH       SOLE                                42684
 POWERSHARES QQQ TRUST          UNIT SER 1    73935A104  18200    370900     SH       SOLE                               370900
 SPDR S&P 500 ETF TR            TR UNIT       78462F103   6842     59950     SH       SOLE                                59950
 VANGUARD INTL EQUITY INDEX F   EMR MKT ETF   922042858  10601    233191     SH       SOLE                               233191
 BERKSHIRE HATHAWAY INC DEL	CL B NEW      084670702   207       2500     SH       SOLE		 2500
 EXXON MOBILE CORP		COM	      30231G102   241	    3895     SH       SOLE		 3895
 GENERAL ELECTRIC CO		COM	      369604103   171      10550     SH	      SOLE              10550
